Financial Instruments - Summary of Interest Rate Risk (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 396,607	$ 12,643
Fair value interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	53,381,124	1,701,662	$ 36,812,408
Financial liabilities	84,870,569	2,705,469	72,579,608
Cash flow interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	45,958,834	1,465,057	46,378,904
Financial liabilities	$ 229,257,842	$ 7,308,188	$ 151,248,418